Other Non-financial Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Non-financial Liabilities

NOTE 31. OTHER NON-FINANCIAL LIABILITIES

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17	01.01.17
Withholdings and Additional Withholdings Payable	2,901,402	2,781,222	3,212,628
Salaries and Social Security Contributions Payable	2,841,885	2,227,181	2,153,525
Withholdings Payable on Salaries	185,625	160,765	205,275
Value-Added Tax	527,563	519,125	492,704
Sundry Creditors	1,601,166	3,558,480	1,267,562
Liabilities for Assets Held for Sale(*)	—	8,662,306	8,662,306
Taxes Payable	1,930,074	1,920,028	1,390,508
Liabilities Arising from Contracts with Customers	1,071,636	1,061,197	834,413
Other Non-financial Liabilities	412,179	252,150	307,036

Total	11,471,530	21,142,454	18,525,957

(*)	Liabilities of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Deferred income resulting from contracts with customers includes the liabilities for the “Quiero” Customers Loyalty Program. The Group estimates the fair value of the points assigned to customers under the above-mentioned program. This value is estimated by means of the use of a mathematical model that takes into account certain assumptions of redemption rates, the fair value for the exchanged points based on the combination of available products and the customers’ preferences, as well as breakage. As of December 31, 2018, $918,375 was recorded for non-exchanged points, whereas as of December 31, 2017 and January 1, 2017, such amount totaled $1,061,197 and $834,413, respectively.

The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities – “Quiero” Customers Loyalty Program	394,901	330,615	192,859	918,375